Vanguard Emerging Markets Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in FTSE Emerging Markets ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE Emerging Markets ETF. This example assumes that FTSE Emerging Markets ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - ETF Shares	18	58	101	230

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index and another comparative index. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.60%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - ETF Shares	18.84%	(0.87%)	9.92%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Return After Taxes on Distributions	18.41%	(1.25%)	9.54%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	12.72%	(0.82%)	8.69%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Based on Market Value	19.24%	(0.70%)	10.01%
Vanguard Emerging Markets Stock Index Fund - ETF Shares MSCI Emerging Markets Index	18.22%	(0.92%)	10.44%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Spliced Emerging Markets Index	18.22%	(0.92%)	10.02%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.02%
12b-1 Distribution Fee	none	none
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.12%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	12	39	68	154
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.58%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.18% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.79% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years	Since Inception	Index No Deduction for Fees, Expenses, Taxes Institutional
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	18.91%	(0.81%)	16.41%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions	18.46%	(1.20%)	16.03%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	12.78%	(0.78%)	14.86%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares MSCI Emerging Markets Index	18.22%	(0.92%)	16.52%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Spliced Emerging Markets Index	18.22%	(0.92%)	16.54%
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	18.92%			0.02%
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares MSCI Emerging Markets Index	18.22%			(0.40%)	(reflects no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Management Expenses	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.33%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	34	106	185	418

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund.. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.66%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Emerging Markets Stock Index Fund - Investor Shares	18.64%	(1.00%)	16.20%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	18.22%	(0.92%)	16.52%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	18.22%	(0.92%)	16.54%

Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.61%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	18.83%	(0.87%)	5.13%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	18.22%	(0.92%)	5.22%

Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Management Expenses	0.24%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.07%
Total Annual Fund Operating Expenses	0.33%	0.18%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	34	106	185	418
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.66%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Investor Shares	18.64%	(1.00%)	16.20%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions	18.24%	(1.35%)	15.86%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	12.56%	(0.93%)	14.67%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	18.22%	(0.92%)	16.52%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	18.22%	(0.92%)	16.54%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	18.86%	(0.87%)		8.77%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares MSCI Emerging Markets Index	18.22%	(0.92%)		9.00%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares Spliced Emerging Markets Index	18.22%	(0.92%)		8.84%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 797 common stocks of companies located in emerging markets around the world. As of January 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 18%, 16%, 13%, and 10%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment charateristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -2.61%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	18.83%	(0.87%)	5.13%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions	18.40%	(1.24%)	4.73%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	12.72%	(0.82%)	4.35%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	18.22%	(0.92%)	5.22%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in FTSE Europe ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE Europe ETF. This example assumes that FTSE Europe ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.08%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - ETF Shares	21.01%	(3.85%)	3.52%
Vanguard European Stock Index Fund - ETF Shares Return After Taxes on Distributions	20.51%	(4.50%)	2.91%
Vanguard European Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	14.41%	(3.32%)	2.99%
Vanguard European Stock Index Fund - ETF Shares Based on Market Value	21.54%	(3.72%)	3.62%
Vanguard European Stock Index Fund - ETF Shares MSCI Europe Index	19.12%	(4.34%)	3.19%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Management Expenses	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.09%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Institutional Shares	9	29	51	115
Vanguard European Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.08%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.44% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Institutional Shares	21.04%	(3.82%)	8.72%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions	20.54%	(4.47%)	8.12%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	14.44%	(3.29%)	7.67%
Vanguard European Stock Index Fund - Institutional Shares MSCI Europe Index	19.12%	(4.34%)	8.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	20.80%	(3.97%)	8.55%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	19.12%	(4.34%)	8.37%

Vanguard European Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.06%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	20.99%	(3.85%)	0.54%
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	19.12%	(4.34%)	0.18%

Vanguard European Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Management Expenses	0.22%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331
Vanguard European Stock Index Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	20.80%	(3.97%)	8.55%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions	20.33%	(4.57%)	7.99%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.24%	(3.41%)	7.52%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	19.12%	(4.34%)	8.37%
Vanguard European Stock Index Fund - Admiral Shares	20.99%	(3.85%)	8.67%
Vanguard European Stock Index Fund - Admiral Shares MSCI Europe Index	19.12%	(4.34%)	8.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Sharess compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 2.06%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	20.99%	(3.85%)	0.54%
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions	20.49%	(4.50%)	(0.14%)
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	14.40%	(3.32%)	0.40%
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	19.12%	(4.34%)	0.18%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in FTSE Pacific ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE Pacific ETF. This example assumes that FTSE Pacific ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV)has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.90%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.96% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Pacific Stock Index Fund - ETF Shares	15.60%	(1.65%)	3.41%
Vanguard Pacific Stock Index Fund - ETF Shares Return After Taxes on Distributions	14.81%	(2.14%)	2.92%
Vanguard Pacific Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	10.63%	(1.48%)	2.85%
Vanguard Pacific Stock Index Fund - ETF Shares Based on Market Value	15.88%	(1.60%)	3.44%
Vanguard Pacific Stock Index Fund - ETF Shares MSCI Pacific Index	14.42%	(2.01%)	3.29%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Management Expenses	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.09%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Institutional Shares	9	29	51	115
Vanguard Pacific Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.90%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Institutional Shares	15.67%	(1.60%)	8.20%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions	14.86%	(2.09%)	7.72%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	10.67%	(1.44%)	7.16%
Vanguard Pacific Stock Index Fund - Institutional Shares MSCI Pacific Index	14.42%	(2.01%)	7.99%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Management Expenses	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.79%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	15.49%	(1.77%)	8.03%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	14.42%	(2.01%)	7.99%

Vanguard Pacific Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.87%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	15.64%	(1.65%)	(2.01%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	14.42%	(2.01%)	(2.22%)

Vanguard Pacific Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Management Expenses	0.21%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331
Vanguard Pacific Stock Index Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.79%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	15.49%	(1.77%)	8.03%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions	14.73%	(2.21%)	7.59%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	10.53%	(1.57%)	7.01%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	14.42%	(2.01%)	7.99%
Vanguard Pacific Stock Index Fund - Admiral Shares	15.61%	(1.66%)	8.14%
Vanguard Pacific Stock Index Fund - Admiral Shares MSCI Pacific Index	14.42%	(2.01%)	7.99%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 8.87%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	15.64%	(1.65%)	(2.01%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions	14.84%	(2.14%)	(2.53%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	10.65%	(1.48%)	(1.79%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	14.42%	(2.01%)	(2.22%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.